Derivative Instruments - Summary of Cross Currency Swap Agreement (Detail) (Norwegian Kroner-denominated Bond due in 2017 [Member], Currency swap [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 NOK
Derivative [Line Items]
Principal Amount	$ 125,000	700,000
Interest Rate Index	NIBOR	NIBOR
Floating rate receivable, margin	5.25%	5.25%
Fixed interest payment on cross currency rate swap	6.88%	6.88%
Fair Value	$ (2,623)
Weighted- Average Remaining Term (Years)	4 years 3 months 18 days	4 years 3 months 18 days